Nature of Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Nature of Organization and Significant Accounting Policies [Abstract]
Summary of Inventory

Years ended December 31,	2013	2012
Raw materials	$137,084	$213,848
Work in process	-	-
Finished goods	5,346	4,469
Total Inventory	$142,430	$218,317

Summary of Fixed assets

Years ended December 31,	2013	2012
Furniture, fixtures and equipment	$127,462	$3,024
Computers and software	16,791	6,814
Leasehold improvements	233,954	-
Other	5,000	-
Total fixed assets	383,207	9,838
Less accumulated depreciation	(38,841)	(1,449)
Net book value of fixed assets	$344,366	$8,389